October 26, 2023

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the Kurv Yield Premium Strategy Goldman Sachs (GS) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Tesla (TLSA) ETF, Kurv Yield Premium Strategy UnitedHealth (UNH) ETF, Kurv Yield Premium Strategy Visa (V) ETF, and Kurv Yield Premium Strategy Walmart (WMT) ETF, (each a “Fund” collectively the “Funds”), a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, dated October 18, 2023 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission on October 18, 2023, accession number 0001387131-23-012335.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench